Bank Loans and issuance of Debt Securities - Summary of Issuance of Debt Securities (Parenthetical) (Detail) - MXN ($) $ in Thousands											12 Months Ended
	Sep. 05, 2024	Mar. 20, 2024	Mar. 27, 2023	Sep. 26, 2022	Mar. 17, 2022	May 07, 2021	Jun. 25, 2020	Feb. 13, 2020	Mar. 29, 2019	Feb. 20, 2015	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022	Oct. 15, 2021	Mar. 27, 2019
Disclosure of debt securities [line items]
Issuance of debt securities											$ 36,903,722	$ 31,255,588		$ 26,457,588
Unsecured Debt GAP-15-2 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 1,500,000
Unsecured Debt GAP-15-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities										$ 1,500,000	$ 1,500,000	1,500,000		1,500,000
Maturity period										10 years
Maturity date										Feb. 07, 2025
Interest rate										7.08%
Unsecured Debt GAP-19 [Member]
Disclosure of debt securities [line items]
Issuance of debt securities																$ 3,000,000
Maturity date											Mar. 22, 2024
Unsecured Debt GAP-19 [Member] | TIIE Variable Rate Plus 45 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities									$ 3,000,000
Borrowings interest rate basis											28-day TIIE plus 45 basis points
Derivative financial instrument basis points									45.00%
Maturity period									5 years
Interest rate											10.244%
Unsecured Debt GAP-20 [Member] | TIIE Rate Plus 17 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities								$ 3,000,000
Borrowings interest rate basis											28-day TIIE plus 17 basis points
Derivative financial instrument basis points								17.00%
Maturity period								5 years
Interest rate											10.244%
Unsecured Debt GAP-20-2 [Member] | TIIE Plus 85 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							$ 602,000							602,000
Borrowings interest rate basis											28-day TIIE plus 85 basis points
Derivative financial instrument basis points							85.00%
Maturity period							3 years
Unsecured Debt GAP-20-3 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities							$ 3,598,000				$ 3,598,000	3,598,000		3,598,000
Maturity period							7 years
Interest rate							8.14%
Unsecured Debt GAP-21 [Member] | TIIE Plus 60 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities						$ 2,500,000					$ 2,500,000	2,500,000		2,500,000
Borrowings interest rate basis											28-day TIIE plus 60 basis points
Derivative financial instrument basis points						60.00%
Maturity period						4 years
Interest rate											10.244%
Unsecured Debt GAP-21-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities											$ 3,000,000	3,000,000		3,000,000
Unsecured Debt GAP-21-2 [Member] | Variable rate interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities						$ 3,000,000
Maturity period						7 years
Interest rate						7.91%
Unsecured Debt GAP-21V [Member] | TIIE Plus 25 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities											$ 1,500,000	$ 1,500,000		1,500,000	$ 1,500,000
Borrowings interest rate basis											28 days at a variable rate of TIIE-28 plus 25 basis points
Derivative financial instrument basis points															25.00%
Maturity period												5 years
Maturity date											Oct. 09, 2026
Interest rate											10.244%
Unsecured Debt GAP-22 [Member] | TIIE Rate Plus 18 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities					$ 2,000,000						$ 2,000,000	$ 2,000,000		2,000,000
Borrowings interest rate basis											TIIE-28 plus 18 basis points
Maturity period					5 years							5 years
Interest rate												10.244%
Unsecured Debt GAP-22-2 [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities					$ 3,000,000						$ 3,000,000	$ 3,000,000		3,000,000
Maturity period					10 years
Interest rate					9.67%
Unsecured Debt GAP-22L [Member] | TIIE Rate Plus 26 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities				$ 2,757,588							$ 2,757,588	2,757,588		$ 2,757,588
Borrowings interest rate basis											TIIE-28 plus 26 basis points
Derivative financial instrument basis points				26.00%
Maturity period				5 years
Interest rate											10.244%
Unsecured Debt GAP 23-L [Member] | TIIE Rate Plus 26 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities											$ 1,120,000	1,120,000
Unsecured Debt GAP 23-L [Member] | TIIE Rate Plus 2 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 1,120,000
Borrowings interest rate basis											TIIE-28 plus 2 basis points
Derivative financial instrument basis points			2.00%
Maturity period			4 years
Interest rate											10.244%
Unsecured Debt GAP 23-2L [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities			$ 4,280,000
Maturity period			7 years
Interest rate			9.65%
Unsecured Debt GAP 23-2L [Member] | TIIE Rate Plus 26 Basis Point [Member]
Disclosure of debt securities [line items]
Issuance of debt securities											$ 4,280,000	$ 4,280,000
Unsecured Debt GAP 24L [Member] | TIIE Plus 25 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities		$ 1,384,868									$ 1,384,868
Borrowings interest rate basis											28-day TIIE plus 25 basis points
Derivative financial instrument basis points		25.00%
Maturity period		3 years
Interest rate											10.244%
Unsecured Debt GAP 24-2L [Member] | Fixed Rate Interest [Member]
Disclosure of debt securities [line items]
Issuance of debt securities		$ 1,615,132									$ 1,615,132
Borrowings interest rate basis											182 days at a fixed interest rate of 9.94%
Maturity period		7 years
Interest rate		9.94%											9.94%
Unsecured Debt GAP-24 [Member] | TIIE Plus 60 Basis Points [Member]
Disclosure of debt securities [line items]
Issuance of debt securities	$ 5,648,134										$ 5,648,134
Borrowings interest rate basis											28-day TIIE plus 60 basis points
Derivative financial instrument basis points	60.00%
Maturity period	5 years
Interest rate											10.244%